Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvements	353,322	152,993
Electronic equipment	50,290	38,886
Machinery	22,103	10,911
Office furniture and equipment	10,719	9,037
Vehicles	4,317	4,412
Construction in progress	60	1,792
Total	440,811	218,031
Less: accumulated depreciation	(183,145)	(138,891)
Less: impairment charges	(12,352)	(3,521)
Property and equipment, net	245,314	75,619

The Group recorded depreciation expense of RMB74,551, RMB130,666 and RMB114,047 for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group recorded impairment losses for property and equipment of nil, RMB12,352 and RMB72,629 for the years ended December 31, 2020, 2021 and 2022 respectively. The impairment losses were mainly charged for leasehold improvement of certain offline stores decided to close. The impairment losses were charged to selling and marketing expenses in the consolidated statements of operations.